Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income for the year	$ 2,566,678	$ 12,685,826	$ 21,217,193
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	35,857,507	33,811,607	30,761,673
Amortization of deferred finance charges	587,157	656,341	425,933
Amortization of deferred gain on sale and leaseback of vessels	(195,040)	(4,954)
Unrealized exchange differences		251,662	3,745
Share based compensation	1,140,084	357,967	292,628
Change in fair value of derivatives	(1,705,633)	(1,019,853)	(2,784,123)
Impairment loss	8,238,987	6,168,747	0
Gain on sale of vessels	(33,251)
(Increase)/decrease in
Trade and other receivables	(1,532,306)	1,869,466	(2,055,817)
Claims receivable	(1,192,422)	(317,570)	(1,905,152)
Inventories	(39,991)	(497,573)	691,314
Advances and prepayments	136,601	(670,559)	(280,218)
Increase/(decrease) in
Balances with related parties	4,351,432	(999,147)	(1,452,332)
Trade accounts payable	(183,896)	1,104,798	1,442,443
Accrued liabilities	1,699,912	1,022,650	25,207
Deferred income	(1,641,223)	818,327	2,744,881
Net cash provided by operating activities	48,054,596	55,237,735	49,127,375
Cash flows from investing activities
Insurance proceeds	1,262,695	384,164	1,801,120
Vessels’ acquisitions and advances for vessels under construction	(155,072,744)	(129,891,982)	(124,406,294)
Proceeds from sale of vessels, net	2,010,302	27,929,931
Net proceeds related to cancellation of vessels’ acquisitions		10,044,799
Decrease in restricted cash account	571,293	425,225	2,818,753
Increase in restricted cash account	(13,777,259)
Net cash used in investing activities	(165,005,713)	(91,107,863)	(119,786,421)
Cash flows from financing activities
Stock repurchase	(13,429,891)	(4,789,158)
Net proceeds from common stock issuance		112,302,678	109,119,029
Deferred finance charges paid	(383,950)	(1,130,675)	(1,747,031)
Customer deposits received	2,556,700
Customer deposits paid			(280,000)
Loan repayments	(55,943,588)	(75,268,462)	(37,696,190)
Proceeds from long-term debt	155,100,000	47,903,693	45,212,500
Net cash provided by financing activities	87,899,271	79,018,076	114,608,308
Effect of exchange rate changes on cash		(251,662)	(3,745)
Net increase/(decrease) in cash and cash equivalents	(29,051,846)	42,896,286	43,945,517
Cash and cash equivalents at beginning of year	129,114,803	86,218,517	42,273,000
Cash and cash equivalents at end of year	100,062,957	129,114,803	86,218,517
Supplemental Cash Flow Information:
Cash paid during the year for interest, net of amounts capitalized	7,455,713	6,770,830	$ 7,374,110
Non cash financing activity – Stock repurchase	33,650	$ 517,933
Non cash investing activity – Vessels under construction	$ 153,464